EARNINGS PER COMMON SHARE - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share Disclosure [Line Items]
Investment Warrants, Exercise Price	$ 12.12
Preferred Stock, Shares Outstanding	0	0	0
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Antidilutive Stock Options
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	0	0	0
Antidilutive Warrants
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share		104,200	114,678
MainSource [Member]
Earnings Per Share Disclosure [Line Items]
Investment Warrants, Exercise Price	$ 10.62
MainSource [Member] | Antidilutive Warrants
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	804,858